Directors' and key management remuneration - Directors (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related party transactions
Director emoluments before amounts receivable under long-term incentive plans and share option plans	£ 6,664	£ 6,658
Amounts receivable under long-term incentive plans and share option plans	741
Total Directors' remuneration	7,405	6,658
Non-executive directors
Related party transactions
Director emoluments before amounts receivable under long-term incentive plans and share option plans	1,881	2,001
Chairman and executive directors
Related party transactions
Director emoluments before amounts receivable under long-term incentive plans and share option plans	4,783	4,657
Director
Related party transactions
Accrued benefits	£ 0	£ 0